Schedule of unvested RSUs (Details) - Restricted Stock Units (RSUs) [Member] - MiX Telematics Limited [Member] shares in Thousands	12 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Unvested, Beginning Balance | shares	800,000
Weighted- Average Grant-Date Fair Value, Unvested, Beginning Balance | $ / shares	$ 30	[1]
Number of RSUs, Unvested, Settled | shares	(800,000)
Weighted- Average Grant-Date Fair Value, Settled | $ / shares	$ 30	[1]
Number of RSUs, Unvested, Forfeited | shares
Weighted- Average Grant-Date Fair Value, Forfeited | $ / shares	$ 30	[1]
Number of RSUs, Unvested, Ending Balance | shares
Weighted- Average Grant-Date Fair Value, Unvested, Ending Balance | $ / shares	$ 30	[1]

[1]	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761